Taxation - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Sep. 30, 2013
Income Tax Disclosure [Line Items]
Income tax rate			25.00%
Withholding tax on undistributed earnings	$ 999		$ 905
Income tax expenses	856	416
China Distance Education Limited (CDEL Hong Kong)
Income Tax Disclosure [Line Items]
Withholding tax rate	5.00%
Withholding tax on undistributed earnings	999		905
Income tax expenses	$ 94